Related parties	9 Months Ended
Sep. 30, 2025
Related Party Transaction [Line Items]
Related parties
Note 22. Related parties
Servicing Agreement
On November 20, 2018, the Company entered into a servicing agreement (the “Servicing Agreement”) with BC Partners Advisors L.P. (“BCPA”). Under the terms of the Servicing Agreement, BCPA as servicing agent (the “Servicing Agent”) performs (or oversees, or arranges for, the performance of) the administrative services necessary for the operation of the Company, including, without limitation, office facilities, equipment, bookkeeping and recordkeeping services and such other services the Servicing Agent, subject to review by the Board, shall from time to time deem necessary or useful to perform its obligations under this Servicing Agreement. The Servicing Agent is authorized to enter into sub-administration agreements as determined to be necessary in order to carry out the administrative services.
Unless earlier terminated as described below, the Servicing Agreement will remain in effect from year-to-year if approved annually by (i) the vote of the Board and (ii) the vote of a majority of the Company’s directors who are not parties to the Servicing Agreement or a “related party” of the Servicing Agent, or of any of its affiliates. The
Servicing Agreement may be terminated at any time, without the payment of any penalty, upon 60 days’ written notice by the vote of the Board or by the Servicing Agent.
The Company reimburses BCPA for an allocable portion of compensation paid to the Company’s Chief Financial Officer, associated management personnel (based on a percentage of time such individuals devote, on an estimated basis, to the business affairs of the Company), and out-of-pocket expenses. While the Servicing Agent performs certain administrative functions for the Company, the management functions of the Company are wholly performed by the Company’s management team. For the year ended December 31, 2024, the Company incurred administrative fees of $3.9 million (December 31, 2023 – $3.7 million). As at December 31, 2024, administration fees payable to BCPA was $1.2 million (December 31, 2023–$1.3 million).
Transactions with Affiliates - servicing fees
The Company, through MLC US Holdings, a wholly-owned subsidiary of the Company, provides certain administrative services to SCIM in respect of the management of an investment fund (“ACIF”) in exchange for a servicing fee. Servicing fees are determined quarterly based on an amount equal to the aggregate base management fee and incentive fees received by SCIM from ACIF in respect of such quarter, net of debt servicing expense, a quarterly fee to be retained by SCIM comprised of a specified amount, and an allocable portion of the compensation of SCIM’s investment professionals in connection with their performance of investment advisory services for ACIF (collectively, the “Retained Benefits”). In addition, SCIM is reimbursed by MLC US Holdings quarterly for certain expenses it incurs in connection with the investment advisory services provided to ACIF. Pursuant to this arrangement, the Company receives the net economic benefit derived by SCIM under the ACIF advisory agreement, subject to the holdback of the Retained Benefits and expense reimbursements. For the year ended December 31, 2024, the Company incurred servicing fees of $2.5 million (December 31, 2023 – $0.3 million).
The Company, through MLC US Holdings, a wholly-owned subsidiary of the Company, issued a promissory note to SCIM on October 30, 2020, with a maturity of October 30, 2040. The note’s value is not to exceed $15M and bears interest at 8.0% per annum, payable quarterly, for the first 10 years. During the second 10 years outstanding, repayments of the note shall occur in equal quarterly installment payments, bearing interest at 8.0% per annum, plus an additional 2% annually on overdue principal. For the year ended December 31, 2024, the total value of the note was $13.6 million (December 31, 2023: $13.6 million). For the year ended December 31, 2024, total interest income was $1.1 million (December 31, 2023: $1.1 million). As at December 31, 2024, the total accrued interest income receivable was $1.9 million (December 31, 2023: $0.8 million).
Potential Conflicts of Interest
The Company's senior management team is comprised of substantially the same personnel as the senior management team of BCPA, and such personnel may serve in similar or other capacities for BCPA or to future investment vehicles affiliated with BC Partners. As a result, such personnel provide investment advisory services to the Company and certain investment vehicles considered affiliates of BC Partners.
Compensation of Key Management Personnel
The Company's key management personnel are those personnel who have the authority and responsibility for planning, directing and controlling the activities of the Company. Directors (both executive and non-executive) are considered key personnel. Certain directors and officers of the Company are affiliated with BCPA. For the year ended December 31, 2024, the Chief Executive Officer (“CEO”) and Co-presidents will receive no cash salary or bonuses of any kind. Instead, their compensation will be 100% equity-based compensation granted pursuant to the Company's security-based compensation arrangements that vests over time for services rendered. The CEO and Co-presidents had a total of 659,557 Restricted Share Units (“RSUs”), inclusive of DEUs outstanding as at December 31, 2024 (December 31, 2023 - 165,664), which vest over two to three years. There were 595,000 RSUs and 8,441 DEUs declared and issued to the CEO and Co-presidents during the year ended December 31, 2024 (December 31, 2023 - nil RSUs and 5,313 DEUs). See Note 20 Equity Based Compensation and Note 21 Earnings Per Share for more information. No person or employee of the Servicing Agent or its affiliates that serves as a director of the Company receives any compensation from the Company for his or her services as a director.
Common shares held by directors and officers of the Company who are affiliated with BCPA at December 31, 2024 were 804,679 (December 31, 2023 – 645,370).
Other Transactions with BCPA or their Affiliates
The Servicing Agent may, from time to time, pay amounts owed by the Company to third-party providers of goods or services, and the Company will subsequently reimburse the Servicing Agent for such amounts paid on its behalf. Amounts payable to the Servicing Agent are settled in the normal course of business without any formal payment terms. As at December 31, 2024, operating expenses reimbursable to BCPA for amounts paid on behalf of the Company was $7.4 million (December 31, 2023 – $11.4 million).
The Company may, from time to time, enter into transactions in the normal course of operations with entities that are considered affiliates involved in the credit business of BCPA (“BCPA Credit Affiliates”). At December 31, 2024, Asset Management held investments with affiliates of BCPA Credit Affiliates totaling $20.9 million (December 31, 2023 – $24.7 million), and Insurance Solutions held investments with affiliates of BCPA Credit Affiliates totaling $23.7 million (December 31, 2023 – $24.7 million). On these investments, Asset Management recognized (i) interest income of $1.1 million for the year ended December 31, 2024 (December 31, 2023 - $1.1 million), (ii) earnings on equity method investments of $0.7 million for the year ended December 31, 2024 (December 31, 2023 - $1.1 million), and (iii) dividend income on equity securities of $0.4 million for the year ended December 31, 2024 (December 31, 2023: $0.4 million). On these investments, Insurance Solutions recognized (i) interest income of $2.4 million for the year December 31, 2024 (December 31, 2023 - $1.6 million) and (ii) dividend income of $0.3 million for the year ended December 31, 2024 (December 31, 2023 - $0.2 million).
Further, for the year ended December 31, 2024, the Company incurred expenses of $7.2 million (December 31, 2023 - $7.4 million) to an affiliate, for third party administrative services relating to Ability for administering its long-term care block of business. As at December 31, 2024, there was a payable to this affiliate of $0.6 million (December 31, 2023 – $0.6 million).
Note 22. Related parties
Servicing Agreement
On November 20, 2018, the Company entered into a servicing agreement (the “Servicing Agreement”) with BC Partners Advisors L.P. (“BCPA”). Under the terms of the Servicing Agreement, BCPA as servicing agent (the “Servicing Agent”) performs (or oversees, or arranges for, the performance of) the administrative services necessary for the operation of the Company, including, without limitation, office facilities, equipment, bookkeeping and recordkeeping services and such other services the Servicing Agent, subject to review by the Board, shall from time to time deem necessary or useful to perform its obligations under this Servicing Agreement. The Servicing Agent is authorized to enter into sub-administration agreements as determined to be necessary in order to carry out the administrative services.
Unless earlier terminated as described below, the Servicing Agreement will remain in effect from year-to-year if approved annually by (i) the vote of the Board and (ii) the vote of a majority of the Company’s directors who are not parties to the Servicing Agreement or a “related party” of the Servicing Agent, or of any of its affiliates. The Servicing Agreement may be terminated at any time, without the payment of any penalty, upon 60 days’ written notice by the vote of the Board or by the Servicing Agent.
The Company reimburses BCPA for an allocable portion of compensation paid to the Company’s Chief Financial Officer, associated management personnel (based on a percentage of time such individuals devote, on an estimated basis, to the business affairs of the Company), and out-of-pocket expenses. While the Servicing Agent performs certain administrative functions for the Company, the management functions of the Company are wholly performed by the Company’s management team. For the three months ended September 30, 2025, the Company incurred administrative fees of $1.5 million (September 30, 2024 – $1.1 million). For the nine months ended September 30, 2025, the Company incurred administrative fees of $3.9 million (September 30, 2024 – $3.0 million). As of September 30, 2025, administrative fees payable to BCPA was $2.2 million (December 31, 2024 – $1.2 million).
Transactions with Affiliates - servicing fees
The Company, through MLC US Holdings, a wholly-owned subsidiary of the Company, provides certain administrative services to SCIM in respect of the management of Alternative Credit Income Fund (“ACIF”) in exchange for a servicing fee. Servicing fees are determined quarterly based on an amount equal to the aggregate base management fee and incentive fees received by SCIM from ACIF in respect of such quarter, net of debt servicing expense, a quarterly fee to be retained by SCIM comprised of a specified amount, and an allocable portion of the compensation of SCIM’s investment professionals in connection with their performance of investment advisory services for ACIF (collectively, the “Retained Benefits”). In addition, SCIM is reimbursed by MLC US Holdings quarterly for certain expenses it incurs in connection with the investment advisory services provided to ACIF. Pursuant to this arrangement, the Company receives the net economic benefit derived by SCIM under the ACIF advisory agreement, subject to the holdback of the Retained Benefits and expense reimbursements. For the three months ended September 30, 2025 the Company incurred servicing fees of $0.4 million (September 30, 2024 – $0.4 million). For the nine months ended September 30, 2025, the Company incurred servicing fees of $1.5 million (September 30, 2024 – $1.9 million).
The Company, through MLC US Holdings, a wholly-owned subsidiary, issued a promissory note to SCIM on October 30, 2020, with a maturity of October 30, 2040. The note’s value is not to exceed $15M and bears interest at 8.0% per annum, payable quarterly, for the first 10 years. During the second 10 years outstanding, repayments of the note shall occur in equal quarterly installment payments, bearing interest at 8.0% per annum, plus an additional 2% annually on overdue principal. As of September 30, 2025, the outstanding principal value of the note was $13.6 million (December 31, 2024: $13.6 million). For the three months ended September 30, 2025, total interest income was $0.3 million (September 30, 2024: $0.3 million). For the nine months ended September 30, 2025, total interest income was $0.8 million (September 30, 2024: $0.8 million). As of September 30, 2025, the total accrued interest income receivable was $2.7 million (December 31, 2024: $1.9 million).
Transactions with Affiliates - profit sharing interest
On July 15, 2025, Portman Ridge Finance Corporation (“Portman” or “Portman Ridge”) and Logan Ridge, business development companies previously managed by SCIM and ML Management, respectively, completed a merger whereby Logan Ridge merged with and into Portman (the “Portman-Logan Merger”). Pursuant to the Portman-Logan Merger, Portman was the surviving public entity and continues to be advised by SCIM, which the Company holds a minority ownership interest of 24.99%. The Portman-Logan Merger resulted in the existing IMA between ML Management and Logan Ridge being terminated. In connection with the closing of the Portman-Logan Merger, MLCSC Holdings LLC, our wholly-owned subsidiary (“MLCSC”), entered into a Profit-Sharing
Agreement with BCPSC Holdings LLC, a wholly-owned subsidiary of BCPA and the majority owner of SCIM (the “Profit-Sharing Agreement”). Pursuant to the Profit-Sharing Agreement, MLCSC is entitled to 16.03% of BCPA’s distributions from SCIM. The value of the Profit-Sharing Agreement was determined to be $11.2 million and is considered an indefinite lived intangible asset. Income earned as a result of the profit sharing agreement is recorded as “Other income (loss), net” on the condensed consolidated statement of operations. For the three and nine months ended September 30, 2025, income earned on the profit sharing agreement was $0.3 million (September 2024: nil).
Potential Conflicts of Interest
The Company's senior management team is comprised of substantially the same personnel as the senior management team of BCPA, and such personnel may serve in similar or other capacities for BCPA or to future investment vehicles affiliated with BC Partners. As a result, such personnel provide investment advisory services to the Company and certain investment vehicles considered affiliates of BC Partners.
Compensation of Key Management Personnel
The Company's key management personnel are those personnel who have the authority and responsibility for planning, directing and controlling the activities of the Company. Directors (both executive and non-executive) are considered key personnel. Certain directors and officers of the Company are affiliated with BCPA. For the nine months ended September 30, 2025, the Chief Executive Officer (“CEO”) and Co-presidents received no cash salary or bonuses of any kind. Instead, their compensation was 100% equity-based compensation granted pursuant to the Company's security-based compensation arrangements that vest over time for services rendered. The CEO and Co-presidents had no RSUs, inclusive of DEUs outstanding as of September 30, 2025 (December 31, 2024 - 659,557). All remaining RSUs, inclusive of DEUs were accelerated and fully vested upon the closing of the Business Combination on September 12, 2025. There were 16,790 DEUs issued to the CEO and Co-presidents during the nine months ended September 30, 2025 (September 30, 2024 - 3,408). See Note 20. Equity based compensation and Note 21. Earnings per share for more information. No person or employee of the Servicing Agent or its affiliates that serves as a director of the Company receives any compensation from the Company for his or her services as a director.
Common shares held by directors and officers of the Company who are affiliated with BCPA at September 30, 2025 were 282,461 (December 31, 2024 – 184,675). All outstanding shares of Legacy Mount Logan were converted upon closing of the Business Combination on September 12, 2025 into the Company’s common shares. See Note 3. Business combinations for further details.
Other Transactions with BCPA or their Affiliates
The Servicing Agent may, from time to time, pay amounts owed by the Company to third-party providers of goods or services, and the Company will subsequently reimburse the Servicing Agent for such amounts paid on its behalf. Amounts payable to the Servicing Agent are settled in the normal course of business without any formal payment terms. As of September 30, 2025, operating expenses reimbursable to BC Partners for amounts paid on behalf of the Company was $2.2 million (December 31, 2024 – $7.4 million).
The Company may, from time to time, enter into transactions in the normal course of operations with entities that are considered affiliates involved in the credit business of BCPA (“BCPA Credit Affiliates”). At September 30, 2025, Asset Management held investments with affiliates of BCPA Credit Affiliates totaling $24.7 million (December 31, 2024 – $20.9 million), and Insurance Solutions held investments with affiliates of BCPA Credit Affiliates totaling $21.7 million (December 31, 2024 – $23.7 million). On these investments, Asset Management recognized (i) interest income of $0.3 million and $0.8 million for the three and nine months ended September 30, 2025 (September 30, 2024 - $0.3 million and 0.8 million) respectively, (ii) earnings on equity method investments of $0.5 million and $0.8 million for the three and nine months ended September 30, 2025 (September 30, 2024 - $0.1 million and $0.2 million) respectively, and (iii) dividend income on equity securities of less than $0.1 million and 0.1 million for the three and nine months ended September 30, 2025 (September 30, 2024 – $0.1 million and $0.3 million) respectively. On these investments, Insurance Solutions recognized (i) interest income of $0.9 million for the nine months ended September 30, 2025 (September 30, 2024 - $1.9 million) and (ii) dividend income of $0.2 million for the nine months ended September 30, 2025 (September 30, 2024 - $0.2 million).
Further, for the nine months ended September 30, 2025, the Company incurred expenses of $5.3 million (September 30, 2024 - $5.4 million) to an affiliate, for third party administrative services relating to Ability for administering its long-term care block of business. As of September 30, 2025, there was a payable to this affiliate of $0.6 million (December 31, 2024 – $0.6 million).

Yukon New Parent, Inc.
Related Party Transaction [Line Items]
Related parties	Related Party Transactions
New Parent’s parent company, 180 Degree Capital, has entered into a stock subscription agreement for the acquisition of the shares of common stock issued to 180 Degree Capital. As such, at June 30, 2025, 180 Degree Capital owes $1 to New Parent for the payment of New Parents’s common stock and is reflected as a stock subscription receivable in the Consolidated Balance Sheet.
Since New Parent’s inception, 180 Degree Capital has engaged and paid for any and all services related to New Parent and will not seek reimbursement from New Parent at a later date. New Parent or its subsidiaries do not expect to incur any direct expenses prior to the completion of the Business Combination.